Notes to the Balance Sheet - Summary of Additional Paid-in Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Paid-In Capital [Line Items]
Additional paid-in capital	€ 833,320,689	€ 748,978,506
Issue of equity	84,638,605	80,498,098
Debt Related Transaction Cost	91,417
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	2,587,931	7,455,761	€ 6,654,470
Exercise of Stock Options Issued	241,234
Increase in Capital Reserve	84,342,183
Additional paid-in capital [member]
Additional Paid-In Capital [Line Items]
Issue of equity	83,301,053	79,590,657
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	2,587,931	€ 7,455,761	€ 6,654,470
Exercise of Stock Options Issued	€ 236,889